EPS Calculation	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EPS Calculation	EPS Calculation

The following table presents a reconciliation of the earnings/(loss) and shares used in calculating basic and diluted earnings/(loss) per share for the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31,
(In Thousands, Except Per Share Amounts)	2021	2020	2019
Basic Earnings/(Loss) per Share:
Net income/(loss) to common stockholders	$328,870	$(679,390)	$378,117
Dividends declared on preferred stock	(32,875)	(29,796)	(15,000)
Dividends, dividend equivalents and undistributed earnings allocated to participating securities	(1,044)	(229)	(1,087)
Net income/(loss) to common stockholders - basic	$294,951	$(709,415)	$362,030
Basic weighted average common shares outstanding	110,704	113,008	112,743
Basic Earnings/(Loss) per Share	$2.66	$(6.28)	$3.21

Diluted Earnings/(Loss) per Share:
Net income/(loss) to common stockholders - basic	$294,951	$(709,415)	$362,030
Dividends, dividend equivalents and undistributed earnings allocated to participating securities	1,044	—	—
Interest expense on Convertible Senior Notes	15,668	—	8,965
Net income/(loss) to common stockholders - diluted	$311,663	$(709,415)	$370,995
Basic weighted average common shares outstanding	110,704	113,008	112,743
Unvested and vested restricted stock units	533	—	—
Effect of assumed conversion of Convertible Senior Notes to common shares	7,230	—	4,199
Diluted weighted average common shares outstanding (1)	118,467	113,008	116,942
Diluted Earnings/(Loss) per Share	$2.63	$(6.28)	$3.17
(1)At December 31, 2021, the Company had approximately 1.8 million equity instruments outstanding that were included in the calculation of diluted EPS for the year ended December 31, 2021.  These equity instruments reflect RSUs (based on current estimate of expected share settlement amount) with a weighted average grant date fair value of $17.24. These equity instruments may continue to have a dilutive impact on future EPS.
During the year ended December 31, 2021, the Convertible Senior Notes were determined to be dilutive and were included in the calculation of diluted EPS under the “if-converted” method. Under this method, the periodic interest expense for dilutive notes is added back to the numerator and the weighted average number of shares that the notes are entitled to (if converted, regardless of whether the conversion option is in or out of the money) is included in the denominator for the purpose of calculating diluted EPS. The Convertible Senior Notes may have a dilutive impact on future EPS.